Goodwill- Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill, Impairment Loss	¥ 0	¥ 0	¥ 23,746